Property and Equipment Property and Equipment (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 9,827	$ 10,299	$ 15,257
Depreciation expense, cost of goods sold	3,936	2,489	2,887
Assets held-for-sale, discontinued operations	0	28
Reclass to assets held-for-sale	0	970
Impairment of assets held for sale	432	481	610
Proceeds from sale of property and equipment	553	952	5,220
Real estate [Member]
Property, Plant and Equipment [Line Items]
Assets held-for-sale, continuing	1,663	5,117
Assets held-for-sale, discontinued operations	700	700
Real estate [Member] | Assets held for sale [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property and equipment	3,201	441	886
Technology equipment [Member]
Property, Plant and Equipment [Line Items]
Assets held-for-sale, continuing	$ 0	$ 381